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[LOGO OF MetLife]

Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166-0005


HEATHER C. HARKER
Associate General Counsel
Legal Affairs
Phone: 212-578-9631

March 8, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    General American Separate Account Two
       File No. 811-02162

Ladies and Gentlemen:

The Annual Reports dated December 31, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618; and

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker
Associate General Counsel
Metropolitan Tower Life Insurance Company